LEASE LIABILITIES (Details 1)	Dec. 31, 2020 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2021	$ 149,407
2022	154,416
2023	160,631
2024	167,587
2025	167,537
2026 and thereafter	113,415
Operating Leases, Future Minimum Payments Due	$ 912,993